Contract Balances (Tables)	12 Months Ended
Dec. 31, 2025
Contract Balances
Summary of trade receivables, contract assets, and contract liabilities with customers

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Trade receivables	57,219	98,774	51,532
Contract liabilities	103,374	76,579	65,948